DEBT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Line of Credit Facility [Line Items]
Schedule of maturities of debt

For the years ended September 30,
2022	$1,132,205
2023	4,200,761
2024	332,619
Convertible debentures payable, related and non related party	5,665,585
Less: Debt discount on convertible debentures payable	(2,272,847)
Total convertible debentures payable, related and non related party, net	$3,392,738

Non-revolving line of credit
Line of Credit Facility [Line Items]
Schedule of classifications of non-revolving line of credit

Non-Revolving Lines of Credit as of June 30, 2022:

			Unpaid	Contractual
	Net Carrying Value		Principal	Interest	Contractual	Warrants
Related party non-revolving line of credit:	Current	Long Term	Balance	Rates	Maturity Date	issued
$4,022,986 non-revolving line of credit, April 25, 2022(1)	$—	$2,203,064	$4,022,986	12%	10/25/2023	1,149,425
Total related party non-revolving line of credit, net	$—	$2,203,064	$4,022,986

Non-revolving line of credit:
$2,200,000 non-revolving line of credit, May 13, 2022(2)	$—	1,316,246	2,200,000	12%	11/13/2023	628,575
Total non-revolving line of credit, net	$—	$1,316,246	$2,200,000

Non-Revolving Lines of Credit as of September 30, 2021:

			Unpaid	Contractual
	Net Carrying Value		Principal	Interest	Contractual	Warrants
Related party non-revolving line of credit:	Current	Long Term	Balance	Rates	Maturity Date	issued
$4,022,986 non-revolving line of credit, April 25, 2022(1)	$—	$—	$—	—	—	—
Total related party non-revolving line of credit, net	$—	$—	$—

Non-revolving line of credit:
$2,200,000 non-revolving line of credit, May 13, 2022(2)	$—	—	—	—	—	—
Total non-revolving line of credit, net	$—	$—	$—
(1)

On February 23, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement (the “Prior Loan Agreement”), with Excel Family Partners, LLLP (“Excel”), an entity managed by Bruce Cassidy, a member of the Company’s board of directors, for aggregate loans of up to $1.5 million, which was amended on April 13, 2022, to increase the aggregate amount to $2.0 million (the “$2m Loan”).

On April 25, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement (the “Loan Agreement”) with Excel for an aggregate principal amount of $4,022,986 (the “Loan”). The Loan matures eighteen (18) months from the date of the Loan Agreement and accrues interest, payable semi-annually in arrears, at a fixed rate of interest equal to twelve (12) percent per year.

On April 25, 2022, we used $2.022 million of the proceeds of the Loan to prepay all of the remaining outstanding principal and interest of the $2m Loan and the Prior Loan Agreement was terminated in connection with such prepayment.

In connection with the Loan, on April 25, 2022, we issued a warrant for an aggregate of up to 1,149,425 shares of our common stock. The warrant has an exercise price of $1.75 per share, expires on April 25, 2025 and shall be exercisable at any time prior to the expiration date.

Under the Loan Agreement, we granted to the lender a security interest in all of our present and future assets and properties, real or personal, tangible or intangible, wherever located, including products and proceeds thereof.

(2)

On May 13, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement (the “RAT Loan Agreement”) with several institutions and individuals and RAT Investment Holdings, LP, as administrator of the loan (the “Loan Administrator”) for aggregate principal amount of $2.2 million (the “RAT Loan”). The RAT Loan matures eighteen (18) months from the effective date of the RAT Loan Agreement and accrues interest, payable semi-annually in arrears, at a fixed rate of interest equal to twelve (12) percent per year.

In connection with the RAT Loan Agreement, on May 13, 2022, we issued a warrant (each a “Warrant” and collectively, the “Warrants”) to each lender under the RAT Loan Agreement for an aggregate of up to 628,575 shares of our common stock (the “Warrant Shares”). Each Warrant has an exercise price of $1.75 per share, expires on May 13, 2025, and shall be exercisable at any time prior to the expiration date

Schedule of interest expenses of debt

	Nine months ended June 30,
	2022	2021
Interest expense	$117,224	$—
Amortization of debt discounts	333,294	—
Total	$450,518	$—

Schedule of maturities of debt

For the three months remaining 2022	$—
2023	—
2024	6,222,986
Non-revolving lines of credit payable, related and non-related party	6,222,986
Less: Debt discount on non-revolving lines of credit payable	(2,703,676)
Total non-revolving lines of credit payable, related and non-related party, net	$3,519,310